UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	November 15, 2010
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		$110,182

List of Other Included Managers:			NONE



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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
APPLE INC                        COMMON         037833100     8512    30000SH   SOLE              30000
ALCON INC                        COMMON         H01301102     6672    40000SH   SOLE              40000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     6304   150000SH   SOLE              150000
AMERICAN TOWER CORP              COMMON         029912201     3076    60000SH   SOLE              60000
ARM HLDGS PLC                    SPONSORED ADR  042068106     1313    70000SH   SOLE              70000
CB RICHARD ELLIS GROUP INC       COMMON         12497T101     6398   350000SH   SOLE              350000
CUMMINS INC                      COMMON         231021106     4076    45000SH   SOLE              45000
DEL MONTE FOODS CO               COMMON         24522P103     1639   125000SH   SOLE              125000
DOLLAR TREE INC                  COMMON         256746108     8533   175000SH   SOLE              175000
FAMILY DLR STORES INC            COMMON         307000109     7066   160000SH   SOLE              160000
HEINZ H J CO                     COMMON         423074103     3790    80000SH   SOLE              80000
STARWOOD HOTELS&RESORTS WRLD     COMMON         85590A401     7882   150000SH   SOLE              150000
JONES LANG LASALLE INC           COMMON         48020Q107     6902    80000SH   SOLE              80000
MARRIOTT INTL INC NEW            COMMON         571903202     2866    80000SH   SOLE              80000
MCDONALDS CORP                   COMMON         580135101     8941   120000SH   SOLE              120000
NETFLIX INC                      COMMON         64110L106     8919    55000SH   SOLE              55000
PACCAR INC                       COMMON         693718108     3852    80000SH   SOLE              80000
SBA COMMUNICATIONS CORP          COMMON         78388J106     3828    95000SH   SOLE              95000
VMWARE INC                       CL A COMMON    928563402     5007    80000SH   SOLE              80000
YUM BRANDS INC                   COMMON         988498101     4606   100000SH   SOLE              100000